Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries and investee companies [Line Items]
Sales	$ 6,955	$ 5,043	$ 5,271
Operating Income	1,210	202	756
Depreciation and amortization	484	579	433
Net Income	832	24	481
Total Comprehensive income	921	138	409
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Sales	528	359	349
Operating Income	105	29	23
Depreciation and amortization	38	37	41
Operating income before depreciation and amortization	143	66	64
Net Income	96	23	11
Total Comprehensive income	$ 104	$ 40	$ 8